PROJECT ASSETS	12 Months Ended
Dec. 31, 2021
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Project assets — Acquisition cost	44,549	70,651
Project assets — EPC and other cost	1,092,917	956,710
	1,137,466	1,027,361
Current portion	747,764	594,107
Non-current portion	389,702	433,254

The Company recorded impairment loss on project assets of $20,194, $369 and $17,152 for the years ended December 31, 2019, 2020 and 2021, respectively.